Note 29 - Components of Other Short-Term Borrowings (Detail) - Deutsche Bank AG [Member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Components of Short Term Borrowings [Line Items]
Commercial paper	€ 5,954	€ 5,497
Other	3,940	4,123
Total other short-term borrowings	€ 9,895	€ 9,620